LEASES	6 Months Ended
Jun. 30, 2025
Lessee, Lease, Description [Line Items]
LEASES	LEASES
Lessee
The Company enters into leases primarily for real estate, substantially all of which are used in connection with its operations.
Operating lease costs were $1.5 million and $2.9 million for the three and six months ended June 30, 2025, respectively, and $1.5 million and $3.0 million for the three and six months ended June 30, 2024, respectively. Variable lease costs, which are included in operating lease costs, were not material for the three and six months ended June 30, 2025 and June 30, 2024.
Supplemental disclosures for the Company’s condensed consolidated interim statements of cash flows:

(in thousands)	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
Net cash provided by / (used in) operating activities
Cash paid in the measurement of operating lease liabilities	$2,874	$2,949
Supplemental statement of financial position and other disclosures related to operating lease right-of-use assets:

(in thousands, except lease term and discount rate)	June 30, 2025	December 31, 2024
Operating lease right-of-use assets	$6,335	$8,223
Operating lease liabilities	8,290	10,229
Weighted average remaining lease term	3.5 years	3.6 years
Weighted average discount rate(1)	10%	10%
__________________
(1)The weighted average discount rate represents the Company’s incremental borrowing rate.
The following table represents future minimum lease payments of the Company’s operating lease liabilities as of June 30, 2025:

(in thousands)	Lease liability
Year ending December 31,
2025	$2,158
2026	2,828
2027	2,572
2028	2,572
2029	429
Total future minimum lease payments	10,559
Less: Interest	2,269
Total lease liability	$8,290

Galaxy Digital Holdings, LP
Lessee, Lease, Description [Line Items]
LEASES	LEASES
Lessee
The Company enters into leases primarily for real estate, substantially all of which are used in connection with its operations.
Operating lease costs were $5.8 million, $7.8 million and $4.1 million for the years ended December 31, 2024, 2023 and 2022, respectively. Variable lease costs, which are included in operating lease costs, were not material for the years ended December 31, 2024, 2023 and 2022.
Supplemental disclosures for the Company’s consolidated statements of cash flows:

(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Net cash provided by / (used in) operating activities
Cash paid in the measurement of operating lease liabilities	$5,973	$7,838	$4,216
Supplemental statement of financial position and other disclosures related to operating lease right-of-use assets:

(in thousands, except lease term and discount rate)	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$8,223	$12,055
Operating lease liabilities	$10,229	$14,096
Weighted average remaining lease term	3.6 years	4.2 years
Weighted average discount rate(1)	10%	10%
__________________
(1)The weighted average discount rate represents the Company’s incremental borrowing rate
The following table represents future minimum lease payments of the Company’s operating lease liabilities as of December 31, 2024:

(in thousands)	Lease liability
Year ending December 31,
2025	$4,151
2026	2,557
2027	2,572
2028	2,572
2029	429
Total future minimum lease payments	$12,281
Less: Interest	2,052
Total lease liability	$10,229
Lessor
The Company previously entered into agreements to lease mining equipment to third parties. These leases were accounted for as sales-type finance leases due to the existence of bargain purchase options through June 2023 when the last of these agreements expired. The Company received both fixed and variable payments in relation to these leases. Revenue associated with mining leases was recognized within Revenues in the Company’s consolidated statements of operations. Expenses associated with mining leases were recognized within Transaction expenses in the Company’s consolidated statements of operations.

(in thousands)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year ended December 31, 2022
Revenues
Lease	$—	$456	$1,202
Financed sales of mining equipment	—	—	2,965
Loss on disposal	—		(2,046)
Cost of sales
Associated mining equipment sales costs	$—	$—	$2,453